EQUITY	12 Months Ended
Jun. 30, 2021
Equity [abstract]
Equity
21

EQUITY
ACCOUNTING POLICIES
Stated share capital
Ordinary shares and the cumulative preference shares are

classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effect.
Repurchase and reissue of share capital (treasury shares)
When shares

recognised as

equity are

repurchased, the

amount of

the consideration

paid, which

includes directly

attributable
costs is

recognised as

a deduction

from equity.

Repurchased shares

are classified

as treasury

shares and

are presented

as a
deduction from stated share capital.
Dividends
Dividends are recognised

as a liability

on the date on

which they are declared

which is the date

when the shareholders’

right to
the dividends vests.
21.1

STATED

SHARE CAPITAL
All ordinary shares rank equally regarding the Company’s residual assets. Holders of ordinary shares are entitled to dividends as declared from time to

time and are entitled to

one vote per share

at general meetings of the

Company. All

rights attached to the
Company’s shares held by the Group are suspended until those shares are reissued.
In terms of an ordinary resolution passed at

the previous annual general meeting, the remaining unissued ordinary shares in the
company are under the control of the directors until the next general meeting.
Amounts in R million 2021 2020 2019
Authorised share capital
1,500,000,000 , (2020 and 2019: 1,500,000,000 ) ordinary shares of no par value
5,000,000

(2020 and 2019:
5,000,000 ) cumulative preference shares of 10

cents each
0.5 0.5 0.5
Issued share capital
864,588,711

(2020:
864,588,711 , 2019: 696,429,767 ) ordinary shares of no par value (a) 6,208.4 6,208.4 5,123.3
9,474,920

(2020:
9,474,920 , 2019: 9,361,071 ) treasury shares held within the Group (b) (51.0) (51.0) (51.0)
5,000,000

(2020 and 2019:
5,000,000 ) cumulative preference shares of 10 cents each 0.5 0.5 0.5
6,157.9 6,157.9 5,072.8
RELATED PARTY

RELATIONSHIPS AND TRANSACTIONS
(a)

Ordinary shares issued
Sibanye-Stillwater and its

subsidiaries and associates

became related parties

to the Group

on July 31,

2018 when the

acquisition
of FWGR became unconditional. DRDGOLD issued 265

million new ordinary shares (
38.05 % of its outstanding shares) and an
option to subscribe

for new ordinary shares

up to a total

of
50.1
% of the total

issued ordinary shares

of DRDGOLD (“
Option ”)
as purchase consideration for these assets.
On January

8, 2020

Sibanye-Stillwater exercised

the Option

and on

January 22,

2020 it

subscribed for
168,158,944

Shares
(“
Subscription

Shares
”) at

an

aggregate

subscription

price

of

R
1,085.6

million.

The

Subscription

Shares

were

allotted

and
issued at a price of R 6.46

per Share, being a
10
% discount to the 30-day volume weighted average

traded price of a Share on
the day immediately prior to the date of exercise of the Option.
(b)

Treasury shares
Shares

in

DRDGOLD Limited

are

held

in treasury

by

Ergo Mining

Operations Proprietary

Limited

("
EMO "). No

shares were
acquired in the market

during the year ended June

30, 2021 or the year

ended June 30, 2020

(June 30, 2019
113,849

shares
were acquired at an average price of R 2.68 ).
21.2

DIVIDENDS
Amounts in R million 2021 2020 2019
Dividends paid during the year net of treasury shares:
Final dividend declared relating to prior year: 35

SA cents per share (2020:
20

SA cents
per share; 2019: nil SA cents per share) 299.3 137.5 -
First interim dividend: 40

SA cents per share (2020:
25

SA cents per share; 2019: nil SA
cents per share) 342.0 213.8 -
Second interim dividend nil SA cents per share (2020: 25

SA cents per share; 2019: nil
SA cents per share) - 213.8 -
Total 641.3 565.1 -
After June 30, 2021, a dividend of 40

cents per qualifying share amounting to R
342.0

million was approved by the directors as
a final dividend for the year ended June 30, 2021.

The dividend has not been provided as at June 30, 2021

and does not have
any tax impact on the Group.